Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Multi-Manager Value Strategies Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	$ 10,000		$ 9,939	$ 11,743	$ 12,965	$ 13,175	$ 13,316	$ 19,329	$ 19,565	$ 18,481	$ 22,815	$ 24,278
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		9,994	11,459	12,404	12,584	12,377	17,871	18,037	17,217	20,955	22,822
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 10,078	$ 11,839	$ 13,567	$ 14,037	$ 15,797	$ 22,536	$ 21,926	$ 22,463	$ 28,754	$ 32,703